Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 2, 2011
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Central Index Key	dei_EntityCentralIndexKey	0000770540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Class AC | Absolute Asia Dynamic Equity Fund
Absolute Asia Dynamic Equity Fund
Investment Goal
The Fund seeks to maximize total return.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class AC Absolute Asia Dynamic Equity Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class AC Absolute Asia Dynamic Equity Fund		Class A	Class C
Management fees		1.00%	1.00%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses (restated to reflect current expenses)		5.43%	5.43%
Total annual fund operating expenses		6.68%	7.43%
Fee waiver and/or expense reimbursement	[1]	4.93%	4.93%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.75%	2.50%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.75% and 2.50% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.75% and 2.50% of the Fund's average daily net assets for Class A and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class AC Absolute Asia Dynamic Equity Fund (USD $)	Class A	Class C
1 year	743	353
3 years	2,021	1,739
5 years	3,257	3,154
10 years	6,169	6,402

If shares are not redeemed
Expense Example, No Redemption - (USD $)	Class AC Absolute Asia Dynamic Equity Fund Class C
1 year	253
3 years	1,739
5 years	3,154
10 years	6,402

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of issuers domiciled or principally operating throughout Asia (excluding Japan). The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.The Fund expects to invest in a stock portfolio, which normally will consist of equity securities of approximately 30 to 40 issuers domiciled or principally operating in countries in Asia, which may include, among others, Australia, China, Hong Kong, India, Indonesia, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Taiwan, Thailand and Vietnam. Depending on the fund's size, the Fund may invest in more or less than the aforementioned number of issuers. The Fund may invest in companies with any market capitalization although, at times, it may focus its investments in small-capitalization companies. Currently, the Fund defines a small-capitalization company as one whose market capitalization at the time of purchase is  $1 billion or less. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts ("REITs") and/or real estate-related securities, and other equity-like interests in an issuer.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, REITs or other trusts and other similar securities. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.Real Estate Risk: Investments in the real estate industry, including REITs, are particularly senitive to economic downturns, sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.
Special Considerations Regarding Asia: The Asian countries in which the Fund may invest include countries in all stages of economic development. Many Asian economies are characterized by overextension of credit; frequent currency fluctuations, devaluations and restrictions; rising unemployment; rapid fluctuation in, among other things, inflation; reliance on exports; and less efficient markets. Currency devaluations in any one country in the region may have a significant effect on currencies and economies throughout the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Recently, the securities markets of many Asian countries have suffered significant downturns as well as significant volatility. Social, political and economic conditions in one Asian country could significantly affect the markets or economy of the entire region. Similarly, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in other Asian countries.

Risk/Return Bar Chart and Table
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class AC | Absolute Asia Dynamic Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (restated to reflect current expenses)	rr_OtherExpensesOverAssets	5.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.68%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.93%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.75%
1 year	rr_ExpenseExampleYear01	743
3 years	rr_ExpenseExampleYear03	2,021
5 years	rr_ExpenseExampleYear05	3,257
10 years	rr_ExpenseExampleYear10	6,169
Class AC | Absolute Asia Dynamic Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (restated to reflect current expenses)	rr_OtherExpensesOverAssets	5.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	7.43%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.93%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.50%
1 year	rr_ExpenseExampleYear01	353
3 years	rr_ExpenseExampleYear03	1,739
5 years	rr_ExpenseExampleYear05	3,154
10 years	rr_ExpenseExampleYear10	6,402
1 year	rr_ExpenseExampleNoRedemptionYear01	253
3 years	rr_ExpenseExampleNoRedemptionYear03	1,739
5 years	rr_ExpenseExampleNoRedemptionYear05	3,154
10 years	rr_ExpenseExampleNoRedemptionYear10	6,402
Class AC | Absolute Asia Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Absolute Asia Dynamic Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of issuers domiciled or principally operating throughout Asia (excluding Japan). The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.The Fund expects to invest in a stock portfolio, which normally will consist of equity securities of approximately 30 to 40 issuers domiciled or principally operating in countries in Asia, which may include, among others, Australia, China, Hong Kong, India, Indonesia, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Taiwan, Thailand and Vietnam. Depending on the fund's size, the Fund may invest in more or less than the aforementioned number of issuers. The Fund may invest in companies with any market capitalization although, at times, it may focus its investments in small-capitalization companies. Currently, the Fund defines a small-capitalization company as one whose market capitalization at the time of purchase is  $1 billion or less. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts ("REITs") and/or real estate-related securities, and other equity-like interests in an issuer.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of issuers domiciled or principally operating throughout Asia (excluding Japan)
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, REITs or other trusts and other similar securities. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.Real Estate Risk: Investments in the real estate industry, including REITs, are particularly senitive to economic downturns, sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.
Special Considerations Regarding Asia: The Asian countries in which the Fund may invest include countries in all stages of economic development. Many Asian economies are characterized by overextension of credit; frequent currency fluctuations, devaluations and restrictions; rising unemployment; rapid fluctuation in, among other things, inflation; reliance on exports; and less efficient markets. Currency devaluations in any one country in the region may have a significant effect on currencies and economies throughout the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Recently, the securities markets of many Asian countries have suffered significant downturns as well as significant volatility. Social, political and economic conditions in one Asian country could significantly affect the markets or economy of the entire region. Similarly, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in other Asian countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.75% and 2.50% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.75% and 2.50% of the Fund's average daily net assets for Class A and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class ABC | CGM Advisor Targeted Equity Fund
CGM Advisor Targeted Equity Fund
Investment Goal
The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class ABC CGM Advisor Targeted Equity Fund	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.00%	1.00%
Redemption fees	none	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class ABC CGM Advisor Targeted Equity Fund	Class A	Class B	Class C
Management fees	0.69%	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.22%
Total annual fund operating expenses	1.16%	1.91%	1.91%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class ABC CGM Advisor Targeted Equity Fund (USD $)	Class A	Class B	Class C
1 year	686	694	294
3 years	922	900	600
5 years	1,177	1,232	1,032
10 years	1,903	2,038	2,233

If shares are not redeemed
Expense Example, No Redemption - Class ABC CGM Advisor Targeted Equity Fund (USD $)	Class B	Class C
1 year	194	194
3 years	600	600
5 years	1,032	1,032
10 years	2,038	2,233

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 146% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments, including common stocks. The Fund will generally invest in a focused portfolio of common stocks of large-capitalization companies that the Fund's adviser, Capital Growth Management Limited Partnership ("CGM"), expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors, such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small-capitalization companies.In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Well-established, with records of above-average growth
  Promise of maintaining their leadership positions in their respective industries
  Likely to benefit from internal revitalization or innovations, changes in consumer demand or basic economic forces
Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:
  It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.
  CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.
  CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.
  CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.
The Fund may also:
  Invest a significant portion of its assets in a single industry sector.
  Invest in foreign securities, including those in emerging markets.
  Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act").
  Invest in real estate investment trusts ("REITs").

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser's assessment of the prospects for a company's growth is wrong, or if the adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.Key Personnel Risk: If one or more key individuals become unavailable to the investment adviser, including the Fund's portfolio manager, who is important to the management of the Fund's assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.
Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Total Returns for Class A Shares

Highest Quarterly Return: Fourth Quarter 2001, 17.62%
Lowest Quarterly Return: Fourth Quarter 2008, -24.16%

Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class ABC CGM Advisor Targeted Equity Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class A	10.42%	4.45%	3.17%
Class A Return After Taxes on Distributions	10.34%	3.53%	2.69%
Class A Return After Taxes on Distributions & Sales of Fund Shares	6.88%	3.48%	2.56%
Class B	11.26%	4.59%	3.00%
Class C	15.22%	4.92%	3.00%
S&P 500 Index	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class ABC | CGM Advisor Targeted Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
1 year	rr_ExpenseExampleYear01	686
3 years	rr_ExpenseExampleYear03	922
5 years	rr_ExpenseExampleYear05	1,177
10 years	rr_ExpenseExampleYear10	1,903
Annual Return 2001	rr_AnnualReturn2001	(16.20%)
Annual Return 2002	rr_AnnualReturn2002	(28.81%)
Annual Return 2003	rr_AnnualReturn2003	42.81%
Annual Return 2004	rr_AnnualReturn2004	13.98%
Annual Return 2005	rr_AnnualReturn2005	13.19%
Annual Return 2006	rr_AnnualReturn2006	8.52%
Annual Return 2007	rr_AnnualReturn2007	34.42%
Annual Return 2008	rr_AnnualReturn2008	(38.36%)
Annual Return 2009	rr_AnnualReturn2009	25.19%
Annual Return 2010	rr_AnnualReturn2010	17.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.16%)
Past 1 Year	rr_AverageAnnualReturnYear01	10.42%
Past 5 Years	rr_AverageAnnualReturnYear05	4.45%
Past 10 Years	rr_AverageAnnualReturnYear10	3.17%
Class ABC | CGM Advisor Targeted Equity Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.34%
Past 5 Years	rr_AverageAnnualReturnYear05	3.53%
Past 10 Years	rr_AverageAnnualReturnYear10	2.69%
Class ABC | CGM Advisor Targeted Equity Fund | Class A | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.88%
Past 5 Years	rr_AverageAnnualReturnYear05	3.48%
Past 10 Years	rr_AverageAnnualReturnYear10	2.56%
Class ABC | CGM Advisor Targeted Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
1 year	rr_ExpenseExampleYear01	694
3 years	rr_ExpenseExampleYear03	900
5 years	rr_ExpenseExampleYear05	1,232
10 years	rr_ExpenseExampleYear10	2,038
1 year	rr_ExpenseExampleNoRedemptionYear01	194
3 years	rr_ExpenseExampleNoRedemptionYear03	600
5 years	rr_ExpenseExampleNoRedemptionYear05	1,032
10 years	rr_ExpenseExampleNoRedemptionYear10	2,038
Past 1 Year	rr_AverageAnnualReturnYear01	11.26%
Past 5 Years	rr_AverageAnnualReturnYear05	4.59%
Past 10 Years	rr_AverageAnnualReturnYear10	3.00%
Class ABC | CGM Advisor Targeted Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.91%
1 year	rr_ExpenseExampleYear01	294
3 years	rr_ExpenseExampleYear03	600
5 years	rr_ExpenseExampleYear05	1,032
10 years	rr_ExpenseExampleYear10	2,233
1 year	rr_ExpenseExampleNoRedemptionYear01	194
3 years	rr_ExpenseExampleNoRedemptionYear03	600
5 years	rr_ExpenseExampleNoRedemptionYear05	1,032
10 years	rr_ExpenseExampleNoRedemptionYear10	2,233
Past 1 Year	rr_AverageAnnualReturnYear01	15.22%
Past 5 Years	rr_AverageAnnualReturnYear05	4.92%
Past 10 Years	rr_AverageAnnualReturnYear10	3.00%
Class ABC | CGM Advisor Targeted Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CGM Advisor Targeted Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 146% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	146.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments, including common stocks. The Fund will generally invest in a focused portfolio of common stocks of large-capitalization companies that the Fund's adviser, Capital Growth Management Limited Partnership ("CGM"), expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors, such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small-capitalization companies.In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Well-established, with records of above-average growth
  Promise of maintaining their leadership positions in their respective industries
  Likely to benefit from internal revitalization or innovations, changes in consumer demand or basic economic forces
Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:
  It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.
  CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.
  CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.
  CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.
The Fund may also:
  Invest a significant portion of its assets in a single industry sector.
  Invest in foreign securities, including those in emerging markets.
  Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act").
  Invest in real estate investment trusts ("REITs").

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments, including common stocks
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser's assessment of the prospects for a company's growth is wrong, or if the adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.Key Personnel Risk: If one or more key individuals become unavailable to the investment adviser, including the Fund's portfolio manager, who is important to the management of the Fund's assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.
Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: Fourth Quarter 2001, 17.62%
Lowest Quarterly Return: Fourth Quarter 2008, -24.16%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes.

Class ABC | CGM Advisor Targeted Equity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%

Class ABC | Hansberger International Fund
Hansberger International Fund
Investment Goal
The Fund seeks long-term growth of capital.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class ABC Hansberger International Fund	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.00%	1.00%
Redemption fees	none	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class ABC Hansberger International Fund		Class A	Class B	Class C
Management fees		0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses	[1]	0.63%	0.62%	0.63%
Total annual fund operating expenses		1.68%	2.42%	2.43%
[1]	Other expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles ("Acquired Fund Fees and Expenses") of less than 0.01% of the Fund's average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class ABC Hansberger International Fund (USD $)	Class A	Class B	Class C
1 year	736	745	346
3 years	1,074	1,055	758
5 years	1,435	1,491	1,296
10 years	2,448	2,573	2,766

If shares are not redeemed
Expense Example, No Redemption - Class ABC Hansberger International Fund (USD $)	Class B	Class C
1 year	245	246
3 years	755	758
5 years	1,291	1,296
10 years	2,573	2,766

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is an international mutual fund, which means that it seeks to invest a significant portion of its net assets in equity securities of companies located outside the United States. The Fund invests in small-, mid-, and large-capitalization companies and expects to invest its assets across developed and emerging markets in Eastern and Western Europe, Asia and the Americas.The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest up to 35% of its assets in fixed-income securities, including government bonds as well as below investment-grade fixed-income securities (commonly known as "junk bonds").
Subject to the allocation policy adopted by the Board of Trustees, Natixis Asset Management Advisors, L.P. ("Natixis Advisors") generally allocates capital invested in the Fund equally between its two segments, which are managed by Hansberger Global Investors, Inc. ("Hansberger") as described below. Under the allocation policy, Natixis Advisors may also allocate capital away or towards a segment from time to time.Growth Segment: In managing this segment, Hansberger follows a flexible investment policy that allows it to select those investments it believes are best suited to achieve the Fund's investment objective over the long-term, using a disciplined, long-term approach to international investing. The growth segment will primarily invest in the equity securities of companies organized or headquartered outside of the United States. This segment will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. In general, Hansberger seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  High secular growth
  Superior profitability
  Medium to large capitalizations, although there are no limitations on the size of the companies in which the segment may invest
In making investment decisions, Hansberger generally employs the following methods:
  Securities are selected on the basis of fundamental company-by-company analysis.
  In choosing equity investments, Hansberger will typically focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings and cash flow potential.
  In addition, a company's valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.
  Hansberger seeks to control portfolio risk through top-down geographic and sector allocation.
Value Segment: In managing this segment, Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company's intrinsic value, based on its long-term potential. Hansberger's investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company's prospects by focusing on such factors as the quality of a company's management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company's future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks, economic and market conditions, the issuer's structural company and industry specific factors, changes in shareholder orientation (for example, a shift from treating all shareholders fairly to disadvantaging minority shareholders), and the company's management.Hansberger expects to invest in securities across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment's holdings may differ significantly from those of the typical international equity fund.Hansberger generally sells a security if its price target is met, the company's fundamentals change, or if the Fund is fully invested and a better investment opportunity arises.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser's assessment of the prospects for a company's growth is wrong, or if the subadviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2009, 29.29%
Lowest Quarterly Return: Fourth Quarter 2008, -25.16%

The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The return information for the index includes both price performance and income from dividend payments, but does not include tax credits. Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class ABC Hansberger International Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class A	2.43%	2.48%	4.66%
Class A Return After Taxes on Distributions	2.47%	1.37%	4.05%
Class A Return After Taxes on Distributions & Sales of Fund Shares	1.90%	2.00%	3.98%
Class B	2.93%	2.63%	4.50%
Class C	6.91%	2.92%	4.49%
MSCI EAFE Index	8.21%	2.94%	3.94%
MSCI ACWI ex USA	11.60%	5.29%	5.97%

Prior to March 1, 2004, the Fund had multiple subadvisers, including the current subadviser. The performance results shown above for the periods prior to March 1, 2004 reflect results achieved by the previous subadvisers using different investment strategies.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes. The Return After Taxes on Distributions for the 1-year period exceed the return before taxes due to an assumed tax benefit from the pass-through of foreign tax credits.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class ABC | Hansberger International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
1 year	rr_ExpenseExampleYear01	736
3 years	rr_ExpenseExampleYear03	1,074
5 years	rr_ExpenseExampleYear05	1,435
10 years	rr_ExpenseExampleYear10	2,448
Annual Return 2001	rr_AnnualReturn2001	(8.98%)
Annual Return 2002	rr_AnnualReturn2002	(16.42%)
Annual Return 2003	rr_AnnualReturn2003	39.02%
Annual Return 2004	rr_AnnualReturn2004	13.60%
Annual Return 2005	rr_AnnualReturn2005	16.12%
Annual Return 2006	rr_AnnualReturn2006	24.08%
Annual Return 2007	rr_AnnualReturn2007	16.38%
Annual Return 2008	rr_AnnualReturn2008	(47.63%)
Annual Return 2009	rr_AnnualReturn2009	45.82%
Annual Return 2010	rr_AnnualReturn2010	8.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.16%)
Past 1 Year	rr_AverageAnnualReturnYear01	2.43%
Past 5 Years	rr_AverageAnnualReturnYear05	2.48%
Past 10 Years	rr_AverageAnnualReturnYear10	4.66%
Class ABC | Hansberger International Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.47%
Past 5 Years	rr_AverageAnnualReturnYear05	1.37%
Past 10 Years	rr_AverageAnnualReturnYear10	4.05%
Class ABC | Hansberger International Fund | Class A | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.90%
Past 5 Years	rr_AverageAnnualReturnYear05	2.00%
Past 10 Years	rr_AverageAnnualReturnYear10	3.98%
Class ABC | Hansberger International Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
1 year	rr_ExpenseExampleYear01	745
3 years	rr_ExpenseExampleYear03	1,055
5 years	rr_ExpenseExampleYear05	1,491
10 years	rr_ExpenseExampleYear10	2,573
1 year	rr_ExpenseExampleNoRedemptionYear01	245
3 years	rr_ExpenseExampleNoRedemptionYear03	755
5 years	rr_ExpenseExampleNoRedemptionYear05	1,291
10 years	rr_ExpenseExampleNoRedemptionYear10	2,573
Past 1 Year	rr_AverageAnnualReturnYear01	2.93%
Past 5 Years	rr_AverageAnnualReturnYear05	2.63%
Past 10 Years	rr_AverageAnnualReturnYear10	4.50%
Class ABC | Hansberger International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.43%
1 year	rr_ExpenseExampleYear01	346
3 years	rr_ExpenseExampleYear03	758
5 years	rr_ExpenseExampleYear05	1,296
10 years	rr_ExpenseExampleYear10	2,766
1 year	rr_ExpenseExampleNoRedemptionYear01	246
3 years	rr_ExpenseExampleNoRedemptionYear03	758
5 years	rr_ExpenseExampleNoRedemptionYear05	1,296
10 years	rr_ExpenseExampleNoRedemptionYear10	2,766
Past 1 Year	rr_AverageAnnualReturnYear01	6.91%
Past 5 Years	rr_AverageAnnualReturnYear05	2.92%
Past 10 Years	rr_AverageAnnualReturnYear10	4.49%
Class ABC | Hansberger International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hansberger International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is an international mutual fund, which means that it seeks to invest a significant portion of its net assets in equity securities of companies located outside the United States. The Fund invests in small-, mid-, and large-capitalization companies and expects to invest its assets across developed and emerging markets in Eastern and Western Europe, Asia and the Americas.The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest up to 35% of its assets in fixed-income securities, including government bonds as well as below investment-grade fixed-income securities (commonly known as "junk bonds").
Subject to the allocation policy adopted by the Board of Trustees, Natixis Asset Management Advisors, L.P. ("Natixis Advisors") generally allocates capital invested in the Fund equally between its two segments, which are managed by Hansberger Global Investors, Inc. ("Hansberger") as described below. Under the allocation policy, Natixis Advisors may also allocate capital away or towards a segment from time to time.Growth Segment: In managing this segment, Hansberger follows a flexible investment policy that allows it to select those investments it believes are best suited to achieve the Fund's investment objective over the long-term, using a disciplined, long-term approach to international investing. The growth segment will primarily invest in the equity securities of companies organized or headquartered outside of the United States. This segment will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. In general, Hansberger seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  High secular growth
  Superior profitability
  Medium to large capitalizations, although there are no limitations on the size of the companies in which the segment may invest
In making investment decisions, Hansberger generally employs the following methods:
  Securities are selected on the basis of fundamental company-by-company analysis.
  In choosing equity investments, Hansberger will typically focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings and cash flow potential.
  In addition, a company's valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.
  Hansberger seeks to control portfolio risk through top-down geographic and sector allocation.
Value Segment: In managing this segment, Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company's intrinsic value, based on its long-term potential. Hansberger's investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company's prospects by focusing on such factors as the quality of a company's management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company's future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks, economic and market conditions, the issuer's structural company and industry specific factors, changes in shareholder orientation (for example, a shift from treating all shareholders fairly to disadvantaging minority shareholders), and the company's management.Hansberger expects to invest in securities across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment's holdings may differ significantly from those of the typical international equity fund.Hansberger generally sells a security if its price target is met, the company's fundamentals change, or if the Fund is fully invested and a better investment opportunity arises.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.
Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser's assessment of the prospects for a company's growth is wrong, or if the subadviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: Second Quarter 2009, 29.29%
Lowest Quarterly Return: Fourth Quarter 2008, -25.16%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions for the 1-year period exceed the return before taxes due to an assumed tax benefit from the pass-through of foreign tax credits.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The return information for the index includes both price performance and income from dividend payments, but does not include tax credits. Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Prior to March 1, 2004, the Fund had multiple subadvisers, including the current subadviser. The performance results shown above for the periods prior to March 1, 2004 reflect results achieved by the previous subadvisers using different investment strategies.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes. The Return After Taxes on Distributions for the 1-year period exceed the return before taxes due to an assumed tax benefit from the pass-through of foreign tax credits.

Class ABC | Hansberger International Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.21%
Past 5 Years	rr_AverageAnnualReturnYear05	2.94%
Past 10 Years	rr_AverageAnnualReturnYear10	3.94%
Class ABC | Hansberger International Fund | MSCI ACWI ex USA
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.60%
Past 5 Years	rr_AverageAnnualReturnYear05	5.29%
Past 10 Years	rr_AverageAnnualReturnYear10	5.97%

[1]	Other expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles ("Acquired Fund Fees and Expenses") of less than 0.01% of the Fund's average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Class AC | Natixis Income Diversified Portfolio
Natixis Income Diversified Portfolio
Investment Goal
The Fund seeks current income
with a secondary objective of capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class AC Natixis Income Diversified Portfolio	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class AC Natixis Income Diversified Portfolio		Class A	Class C
Management fees		0.55%	0.55%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses		0.39%	0.39%
Total annual fund operating expenses		1.19%	1.94%
Fee waiver and/or expense reimbursement	[1]	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.19%	1.94%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.25% and 2.00% of the Fund's average daily net assets for Class A and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.25% and 2.00% of the Fund's average daily net assets for Class A and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class AC Natixis Income Diversified Portfolio (USD $)	Class A	Class C
1 year	566	297
3 years	811	609
5 years	1,075	1,047
10 years	1,828	2,264

If shares are not redeemed
Expense Example, No Redemption - (USD $)	Class AC Natixis Income Diversified Portfolio Class C
1 year	197
3 years	609
5 years	1,047
10 years	2,264

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund is designed to offer investors access to a diversified portfolio of complementary income-producing investment disciplines from specialized money managers through investment in a single mutual fund. The Fund's disciplines focus on income-producing fixed-income and equity securities. Each discipline is listed below.
Adviser/Subadviser and Investment Discipline	Focus of Discipline	Target Allocation	Minimum Allocation	Maximum Allocation
AEW Diversified REIT	U.S. Equity Real Estate Investment Trusts ("REITs")	25.00%	20.00%	30.00%
Active Dividend Equity *	Dividend-paying common stocks of U.S. issuers	20.00%	15.00%	25.00%
Loomis Sayles Inflation Protected Securities	Inflation protected securities, with an emphasis on U.S. Treasury Inflation Protected Securities ("TIPS")	15.00%	10.00%	20.00%
Loomis Sayles Multi-Sector Bond	Investment grade fixed-income securities	40.00%	30.00%	50.00%
*	This discipline is managed by Natixis Asset Management Advisors, L.P. ("Natixis Advisors") through its division Active Investment Advisors ("Active").
Subject to the allocation policy adopted by the Fund's Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund among its four disciplines according to the target allocations noted above. Natixis Advisors (with respect to the Active Dividend Equity discipline) and each of the subadvisers manages the portion of the Fund's assets allocated to them in accordance with Active's or the respective subadviser's distinct investment style and strategy. Natixis Advisors monitors the relative sizes of the disciplines on a monthly basis. When a discipline's percentage of the Fund exceeds the maximum or minimum allocation set forth in the table above, Natixis Advisors will generally reallocate capital away from or towards one or more disciplines in order to bring the discipline back within its target allocation range. Subject to approval by the Fund's Board of Trustees, Natixis Advisors may revise the Fund's target allocations from time to time. In addition, target allocations will vary and may not always be met.The Fund may:
  Invest in equity securities, including common stocks and preferred stocks.
  Invest a significant portion of its assets in REITs and companies in the real-estate industry.
  Invest in securities offered in initial public offerings ("IPOs") and Rule 144A securities.
  Invest in convertible preferred stock and convertible debt securities.
  Engage in options for hedging and investment purposes and enter into futures transactions, swap contracts (including credit default swaps), currency hedging transactions and other derivatives.
  Invest in fixed-income securities of any maturity, including those of foreign issuers and below investment-grade fixed-income securities (commonly known as "junk bonds").
  Invest in mortgage-related and asset-backed securities (including mortgage dollar rolls).

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Derivatives Risk: Derivatives are subject to changes in the value of the underlying assets or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives such as options, futures, currency transactions, swap transactions, and credit default swaps involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the inital margin required to initiate derivative positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Although the Fund's subadvisers monitor the creditworthiness of the Fund's counterparties, there can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.
 Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Below investment-grade fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Inflation-Linked Securities Risk: Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., Consumer Price Index for all Urban Consumers). There can be no assurance that the inflation index will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of inflation index.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compare to those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2009, 18.28%
Lowest Quarterly Return: Fourth Quarter 2008, -18.23%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class AC Natixis Income Diversified Portfolio	Past 1 Year	Past 5 Years	Life of Fund	Inception Date
Class A	11.53%	4.30%	4.42%	Nov 17, 2005
Class A Return After Taxes on Distributions	10.42%	2.90%	3.02%
Class A Return After Taxes on Distributions & Sales of Fund Shares	7.61%	2.89%	3.00%
Class C	14.90%	4.46%	4.58%	Nov 17, 2005
Barclays Capital Aggregate Bond Index	6.54%	5.80%	5.90%	Dec 1, 2005
Blended Index	14.53%	5.12%	5.13%	Dec 1, 2005

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other class of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class AC | Natixis Income Diversified Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.19%
1 year	rr_ExpenseExampleYear01	566
3 years	rr_ExpenseExampleYear03	811
5 years	rr_ExpenseExampleYear05	1,075
10 years	rr_ExpenseExampleYear10	1,828
Annual Return 2006	rr_AnnualReturn2006	14.24%
Annual Return 2007	rr_AnnualReturn2007	(2.80%)
Annual Return 2008	rr_AnnualReturn2008	(25.26%)
Annual Return 2009	rr_AnnualReturn2009	33.32%
Annual Return 2010	rr_AnnualReturn2010	16.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.23%)
Past 1 Year	rr_AverageAnnualReturnYear01	11.53%
Past 5 Years	rr_AverageAnnualReturnYear05	4.30%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2005
Class AC | Natixis Income Diversified Portfolio | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.42%
Past 5 Years	rr_AverageAnnualReturnYear05	2.90%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.02%
Class AC | Natixis Income Diversified Portfolio | Class A | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.61%
Past 5 Years	rr_AverageAnnualReturnYear05	2.89%
Life of Fund	rr_AverageAnnualReturnSinceInception	3.00%
Class AC | Natixis Income Diversified Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.94%
1 year	rr_ExpenseExampleYear01	297
3 years	rr_ExpenseExampleYear03	609
5 years	rr_ExpenseExampleYear05	1,047
10 years	rr_ExpenseExampleYear10	2,264
1 year	rr_ExpenseExampleNoRedemptionYear01	197
3 years	rr_ExpenseExampleNoRedemptionYear03	609
5 years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 years	rr_ExpenseExampleNoRedemptionYear10	2,264
Past 1 Year	rr_AverageAnnualReturnYear01	14.90%
Past 5 Years	rr_AverageAnnualReturnYear05	4.46%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 17, 2005
Class AC | Natixis Income Diversified Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Natixis Income Diversified Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $100,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is designed to offer investors access to a diversified portfolio of complementary income-producing investment disciplines from specialized money managers through investment in a single mutual fund. The Fund's disciplines focus on income-producing fixed-income and equity securities. Each discipline is listed below.
Adviser/Subadviser and Investment Discipline	Focus of Discipline	Target Allocation	Minimum Allocation	Maximum Allocation
AEW Diversified REIT	U.S. Equity Real Estate Investment Trusts ("REITs")	25.00%	20.00%	30.00%
Active Dividend Equity *	Dividend-paying common stocks of U.S. issuers	20.00%	15.00%	25.00%
Loomis Sayles Inflation Protected Securities	Inflation protected securities, with an emphasis on U.S. Treasury Inflation Protected Securities ("TIPS")	15.00%	10.00%	20.00%
Loomis Sayles Multi-Sector Bond	Investment grade fixed-income securities	40.00%	30.00%	50.00%
*	This discipline is managed by Natixis Asset Management Advisors, L.P. ("Natixis Advisors") through its division Active Investment Advisors ("Active").
Subject to the allocation policy adopted by the Fund's Board of Trustees, Natixis Advisors generally allocates capital invested in the Fund among its four disciplines according to the target allocations noted above. Natixis Advisors (with respect to the Active Dividend Equity discipline) and each of the subadvisers manages the portion of the Fund's assets allocated to them in accordance with Active's or the respective subadviser's distinct investment style and strategy. Natixis Advisors monitors the relative sizes of the disciplines on a monthly basis. When a discipline's percentage of the Fund exceeds the maximum or minimum allocation set forth in the table above, Natixis Advisors will generally reallocate capital away from or towards one or more disciplines in order to bring the discipline back within its target allocation range. Subject to approval by the Fund's Board of Trustees, Natixis Advisors may revise the Fund's target allocations from time to time. In addition, target allocations will vary and may not always be met.The Fund may:
  Invest in equity securities, including common stocks and preferred stocks.
  Invest a significant portion of its assets in REITs and companies in the real-estate industry.
  Invest in securities offered in initial public offerings ("IPOs") and Rule 144A securities.
  Invest in convertible preferred stock and convertible debt securities.
  Engage in options for hedging and investment purposes and enter into futures transactions, swap contracts (including credit default swaps), currency hedging transactions and other derivatives.
  Invest in fixed-income securities of any maturity, including those of foreign issuers and below investment-grade fixed-income securities (commonly known as "junk bonds").
  Invest in mortgage-related and asset-backed securities (including mortgage dollar rolls).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.Credit Risk: Credit risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Below investment-grade fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. Derivatives Risk: Derivatives are subject to changes in the value of the underlying assets or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives such as options, futures, currency transactions, swap transactions, and credit default swaps involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the inital margin required to initiate derivative positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Although the Fund's subadvisers monitor the creditworthiness of the Fund's counterparties, there can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.
 Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Below investment-grade fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Inflation-Linked Securities Risk: Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., Consumer Price Index for all Urban Consumers). There can be no assurance that the inflation index will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of inflation index.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result. Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compare to those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compare to those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: Second Quarter 2009, 18.28%
Lowest Quarterly Return: Fourth Quarter 2008, -18.23%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other class of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other class of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes.

Class AC | Natixis Income Diversified Portfolio | Barclays Capital Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.54%
Past 5 Years	rr_AverageAnnualReturnYear05	5.80%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005
Class AC | Natixis Income Diversified Portfolio | Blended Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.53%
Past 5 Years	rr_AverageAnnualReturnYear05	5.12%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2005

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.25% and 2.00% of the Fund's average daily net assets for Class A and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.25% and 2.00% of the Fund's average daily net assets for Class A and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class AC | Natixis Oakmark Global Fund
Natixis Oakmark Global Fund
Investment Goal
The Fund seeks long-term capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class AC Natixis Oakmark Global Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class AC Natixis Oakmark Global Fund		Class A	Class C
Management fees		0.80%	0.80%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses (estimated for the current fiscal year)		0.55%	0.55%
Total annual fund operating expenses		1.60%	2.35%
Fee waiver and/or expense reimbursement	[1]	0.20%	0.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.40%	2.15%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.40% and 2.15% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.40% and 2.15% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class AC Natixis Oakmark Global Fund (USD $)	Class A	Class C
1 year	709	318
3 years	1,032	714

If shares are not redeemed
Expense Example, No Redemption - (USD $)	Class AC Natixis Oakmark Global Fund Class C
1 year	218
3 years	714

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period from December 15, 2010 (the Fund's inception date) through December 31, 2010, the Fund's portfolio turnover rate was less than 1% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund invests primarily in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund's non-U.S. investments, but the Fund does not expect to invest more than 15% of its total assets in securities of companies based in emerging markets. The Fund may invest in the securities of small-, mid- and large capitalization companies.The Fund's subadviser, Harris Associates L.P. ("Harris Associates"), uses a value investment philosophy in selecting equity securities, such as common stocks, preferred stocks, warrants, and securities convertible into common stocks and preferred stocks. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.Once Harris Associates determines that a security is selling at what it believes to be a significant discount and that the issuer has the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated worth. Harris Associates also monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals. The Fund's portfolio typically holds 30 to 60 stocks.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Small-capitalization and mid-capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's portfolio. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class AC | Natixis Oakmark Global Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	709
3 years	rr_ExpenseExampleYear03	1,032
Class AC | Natixis Oakmark Global Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.35%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.15%
1 year	rr_ExpenseExampleYear01	318
3 years	rr_ExpenseExampleYear03	714
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	714
Class AC | Natixis Oakmark Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Natixis Oakmark Global Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period from December 15, 2010 (the Fund's inception date) through December 31, 2010, the Fund's portfolio turnover rate was less than 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies. There are no geographic limits on the Fund's non-U.S. investments, but the Fund does not expect to invest more than 15% of its total assets in securities of companies based in emerging markets. The Fund may invest in the securities of small-, mid- and large capitalization companies.The Fund's subadviser, Harris Associates L.P. ("Harris Associates"), uses a value investment philosophy in selecting equity securities, such as common stocks, preferred stocks, warrants, and securities convertible into common stocks and preferred stocks. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.Once Harris Associates determines that a security is selling at what it believes to be a significant discount and that the issuer has the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated worth. Harris Associates also monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals. The Fund's portfolio typically holds 30 to 60 stocks.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in a diversified portfolio of common stocks of U.S. and non-U.S. companies. The Fund invests in the securities of at least three countries. Typically, the Fund invests between 25-75% of its total assets in securities of U.S. companies and between 25-75% of its total assets in securities of non-U.S. companies
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Small-capitalization and mid-capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's portfolio. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.
Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.40% and 2.15% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.40% and 2.15% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class AC | Natixis Oakmark International Fund
Natixis Oakmark International Fund
Investment Goal
The Fund seeks long-term capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class AC Natixis Oakmark International Fund	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	1.00%
Redemption fees	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class AC Natixis Oakmark International Fund		Class A	Class C
Management fees		0.85%	0.85%
Distribution and/or service (12b-1) fees		0.25%	1.00%
Other expenses (estimated for the current fiscal year)		0.47%	0.47%
Total annual fund operating expenses		1.57%	2.32%
Fee waiver and/or expense reimbursement	[1]	0.12%	0.12%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.45%	2.20%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45% and 2.20% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% and 2.20% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class AC Natixis Oakmark International Fund (USD $)	Class A	Class C
1 year	714	323
3 years	1,031	713

If shares are not redeemed
Expense Example, No Redemption - (USD $)	Class AC Natixis Oakmark International Fund Class C
1 year	223
3 years	713

Portfolio Turnover
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period from December 15, 2010 (the Fund's inception date) through December 31, 2010, the Fund's portfolio turnover rate was less than 1% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Fund's non-U.S. investments, but the Fund does not expect to invest more than 35% of its total assets in securities of companies based in emerging markets. Although the Fund invests primarily in common stocks of non-U.S. companies it may also invest in the securities of U.S. companies. The Fund may invest in the securities of small-, mid- and large capitalization companies.The Fund's subadviser, Harris Associates L.P. ("Harris Associates"), uses a value investment philosophy in selecting equity securities, such as common stocks, preferred stocks, warrants, and securities convertible into common stocks and preferred stocks. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.Once Harris Associates determines that a stock is selling at what it believes to be a significant discount and that the company has the additional qualities mentioned above, Harris Associates generally will consider buying that stock for the Fund. Harris Associates usually sells a stock when the price approaches its estimated worth. Harris Associates also monitors each holding and adjusts those price targets as warranted to reflect changes in the company's fundamentals. The Fund's portfolio typically holds 30 to 65 stocks.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Small-capitalization and mid-capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's portfolio. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class AC | Natixis Oakmark International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.45%
1 year	rr_ExpenseExampleYear01	714
3 years	rr_ExpenseExampleYear03	1,031
Class AC | Natixis Oakmark International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses (estimated for the current fiscal year)	rr_OtherExpensesOverAssets	0.47%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.32%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.20%
1 year	rr_ExpenseExampleYear01	323
3 years	rr_ExpenseExampleYear03	713
1 year	rr_ExpenseExampleNoRedemptionYear01	223
3 years	rr_ExpenseExampleNoRedemptionYear03	713
Class AC | Natixis Oakmark International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Natixis Oakmark International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the period from December 15, 2010 (the Fund's inception date) through December 31, 2010, the Fund's portfolio turnover rate was less than 1% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in a diversified portfolio of common stocks of non-U.S. companies. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Fund's non-U.S. investments, but the Fund does not expect to invest more than 35% of its total assets in securities of companies based in emerging markets. Although the Fund invests primarily in common stocks of non-U.S. companies it may also invest in the securities of U.S. companies. The Fund may invest in the securities of small-, mid- and large capitalization companies.The Fund's subadviser, Harris Associates L.P. ("Harris Associates"), uses a value investment philosophy in selecting equity securities, such as common stocks, preferred stocks, warrants, and securities convertible into common stocks and preferred stocks. This investment philosophy is based upon the belief that, over time, a company's stock price converges with the company's intrinsic or true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objective.Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.Once Harris Associates determines that a stock is selling at what it believes to be a significant discount and that the company has the additional qualities mentioned above, Harris Associates generally will consider buying that stock for the Fund. Harris Associates usually sells a stock when the price approaches its estimated worth. Harris Associates also monitors each holding and adjusts those price targets as warranted to reflect changes in the company's fundamentals. The Fund's portfolio typically holds 30 to 65 stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may hedge its exposure to foreign currencies.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Small-capitalization and mid-capitalization companies may be subject to more abrupt price movements, limited markets and less liquidity than larger, more established companies, which could adversely affect the value of the Fund's portfolio. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45% and 2.20% of the Fund's average daily net assets for Class A and C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45% and 2.20% of the Fund's average daily net assets for Class A and C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class ABC | Natixis U.S. Multi-Cap Equity Fund
Natixis U.S. Multi-Cap Equity Fund(formerly Natixis U.S. Diversified Portfolio)
Investment Goal
The Fund seeks long-term growth of capital.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class ABC Natixis U.S. Multi-Cap Equity Fund	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.00%	1.00%
Redemption fees	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class ABC Natixis U.S. Multi-Cap Equity Fund		Class A	Class B	Class C
Management fees		0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.35%	0.35%	0.35%
Acquired fund fees and expenses		0.04%	0.04%	0.04%
Total annual fund operating expenses		1.44%	2.19%	2.19%
Fee waiver and/or expense reimbursement	[1][2][3]	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.34%	2.09%	2.09%
[1]	The Fund's fee waiver and/or expense reimbursement and total annual fund operating expenses after fee waiver and/or reimbursement have been restated to reflect current expense cap arrangements.
[2]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses,organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[3]	The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of June 1, 2011, as if such reduction had been in effect during the fiscal year ended December 31, 2010. The information has been restated to better reflect anticipated expenses of the Fund.
[1]
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class ABC Natixis U.S. Multi-Cap Equity Fund (USD $)	Class A	Class B	Class C
1 year	704	712	312
3 years	995	976	676
5 years	1,308	1,365	1,165
10 years	2,192	2,326	2,516

If shares are not redeemed
Expense Example, No Redemption - Class ABC Natixis U.S. Multi-Cap Equity Fund (USD $)	Class B	Class C
1 year	212	212
3 years	676	676
5 years	1,165	1,165
10 years	2,326	2,516

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund uses a multi-manager approach to equity investing which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments. The segments and their subadvisers are listed below.
  Harris Associates—Under normal circumstances, the segment of the Fund managed by Harris Associates L.P. ("Harris Associates") will invest primarily in the common stocks of large- and mid-capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates usually sells a security when the price approaches its estimated worth or if other more favorable opportunities arise and monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals.
  Loomis Sayles - Large Cap Growth segment—Under normal circumstances, the Large Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment focuses on stocks of large-capitalization companies, but the segment may invest in companies of any size. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.
  Loomis Sayles - Mid Cap Growth segment—Under normal circumstances, the Mid Cap Growth segment of the Fund, also managed by Loomis Sayles, will invest primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of companies included in the Russell Midcap Growth Index, an unmanaged index of mid-capitalization companies within the Russell 1000 Growth Index. Although the market capitalization range for the Russell Midcap Growth Index fluctuates, it was  $671 million to  $25 billion as of March 31, 2011. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.
  Loomis Sayles – Small/Mid Core segment—Under normal circumstances, the Small/Mid Core segment of the Fund, also managed by Loomis Sayles, will invest primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalizations of those companies constituting the Russell 2500 Index. Although the market capitaliation range for the Russell 2500 Index fluctuates, it was  $19 million to  $11 billion as of March 31, 2011. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.
Subject to the allocation policy adopted by the Fund's Board of Trustees, Natixis Asset Management Advisors, L.P. ("Natixis Advisors") generally allocates capital invested in the Fund equally (i.e., 25%) among its four segments. Under the allocation policy, Natixis Advisors may also allocate capital away from or towards one or more segments from time to time and may reallocate capital among the segments. Each subadviser manages its segment (or segments, in the case of Loomis Sayles) of the Fund's assets in accordance with its distinct investment style and strategy.The Fund may also:
  Invest in securities offered in initial public offerings ("IPOs") and Rule 144A securities.
  Invest in convertible preferred stock and convertible debt securities.
  Invest in real estate investment trusts ("REITs").
  Invest in fixed-income securities, including U.S. government bonds and below-investment grade fixed income securities.
  Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.
  Invest in options and enter into futures, swap contracts and currency transactions.
  Invest in equity securities of Canadian issuers.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.Derivatives Risk: Derivatives are subject to changes in the value of the underlying assets or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives such as options, futures, swap transactions and currency transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the inital margin required to initiate derivative positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Although the Fund's subadvisers monitor the creditworthiness of the Fund's counterparties, there can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser's assessment of the prospects for a company's growth is wrong, or if the subadviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Below investment-grade fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of several broad measures of market performance. The Wilshire 4500 Index is an unmanaged index that measures the performance of U.S. small- and mid-cap stocks. The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equities market. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Total Returns for Class A Shares

Highest Quarterly Return: Third Quarter 2009, 17.80% Lowest Quarterly Return: Fourth Quarter 2008, -24.20%
Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class ABC Natixis U.S. Multi-Cap Equity Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class A	14.90%	3.96%	3.39%
Class A Return After Taxes on Distributions	14.87%	3.86%	3.34%
Class A Return After Taxes on Distributions & Sales of Fund Shares	9.72%	3.40%	2.94%
Class B	16.01%	4.08%	3.22%
Class C	20.00%	4.41%	3.22%
S&P 500 Index	15.06%	2.29%	1.41%
Wilshire 4500 Index	28.43%	5.44%	6.14%
S&P MidCap 400 Index	26.64%	5.74%	7.16%

The Fund uses multiple subadvisers. The performance results shown above reflect results achieved by previous subadvisers using different investment strategies.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes.

[1]	The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of June 1, 2011, as if such reduction had been in effect during the fiscal year ended December 31, 2010. The information has been restated to better reflect anticipated expenses of the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class ABC | Natixis U.S. Multi-Cap Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1],[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.34%
1 year	rr_ExpenseExampleYear01	704
3 years	rr_ExpenseExampleYear03	995
5 years	rr_ExpenseExampleYear05	1,308
10 years	rr_ExpenseExampleYear10	2,192
Annual Return 2001	rr_AnnualReturn2001	(9.36%)
Annual Return 2002	rr_AnnualReturn2002	(21.82%)
Annual Return 2003	rr_AnnualReturn2003	33.63%
Annual Return 2004	rr_AnnualReturn2004	12.88%
Annual Return 2005	rr_AnnualReturn2005	7.57%
Annual Return 2006	rr_AnnualReturn2006	13.68%
Annual Return 2007	rr_AnnualReturn2007	13.69%
Annual Return 2008	rr_AnnualReturn2008	(40.05%)
Annual Return 2009	rr_AnnualReturn2009	36.41%
Annual Return 2010	rr_AnnualReturn2010	21.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.20%)
Past 1 Year	rr_AverageAnnualReturnYear01	14.90%
Past 5 Years	rr_AverageAnnualReturnYear05	3.96%
Past 10 Years	rr_AverageAnnualReturnYear10	3.39%
Class ABC | Natixis U.S. Multi-Cap Equity Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.87%
Past 5 Years	rr_AverageAnnualReturnYear05	3.86%
Past 10 Years	rr_AverageAnnualReturnYear10	3.34%
Class ABC | Natixis U.S. Multi-Cap Equity Fund | Class A | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.72%
Past 5 Years	rr_AverageAnnualReturnYear05	3.40%
Past 10 Years	rr_AverageAnnualReturnYear10	2.94%
Class ABC | Natixis U.S. Multi-Cap Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1],[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.09%
1 year	rr_ExpenseExampleYear01	712
3 years	rr_ExpenseExampleYear03	976
5 years	rr_ExpenseExampleYear05	1,365
10 years	rr_ExpenseExampleYear10	2,326
1 year	rr_ExpenseExampleNoRedemptionYear01	212
3 years	rr_ExpenseExampleNoRedemptionYear03	676
5 years	rr_ExpenseExampleNoRedemptionYear05	1,165
10 years	rr_ExpenseExampleNoRedemptionYear10	2,326
Past 1 Year	rr_AverageAnnualReturnYear01	16.01%
Past 5 Years	rr_AverageAnnualReturnYear05	4.08%
Past 10 Years	rr_AverageAnnualReturnYear10	3.22%
Class ABC | Natixis U.S. Multi-Cap Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1],[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.09%
1 year	rr_ExpenseExampleYear01	312
3 years	rr_ExpenseExampleYear03	676
5 years	rr_ExpenseExampleYear05	1,165
10 years	rr_ExpenseExampleYear10	2,516
1 year	rr_ExpenseExampleNoRedemptionYear01	212
3 years	rr_ExpenseExampleNoRedemptionYear03	676
5 years	rr_ExpenseExampleNoRedemptionYear05	1,165
10 years	rr_ExpenseExampleNoRedemptionYear10	2,516
Past 1 Year	rr_AverageAnnualReturnYear01	20.00%
Past 5 Years	rr_AverageAnnualReturnYear05	4.41%
Past 10 Years	rr_AverageAnnualReturnYear10	3.22%
Class ABC | Natixis U.S. Multi-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Natixis U.S. Multi-Cap Equity Fund(formerly Natixis U.S. Diversified Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's fee waiver and/or expense reimbursement and total annual fund operating expenses after fee waiver and/or reimbursement have been restated to reflect current expense cap arrangements
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund uses a multi-manager approach to equity investing which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments. The segments and their subadvisers are listed below.
  Harris Associates—Under normal circumstances, the segment of the Fund managed by Harris Associates L.P. ("Harris Associates") will invest primarily in the common stocks of large- and mid-capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates usually sells a security when the price approaches its estimated worth or if other more favorable opportunities arise and monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals.
  Loomis Sayles - Large Cap Growth segment—Under normal circumstances, the Large Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment focuses on stocks of large-capitalization companies, but the segment may invest in companies of any size. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.
  Loomis Sayles - Mid Cap Growth segment—Under normal circumstances, the Mid Cap Growth segment of the Fund, also managed by Loomis Sayles, will invest primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of companies included in the Russell Midcap Growth Index, an unmanaged index of mid-capitalization companies within the Russell 1000 Growth Index. Although the market capitalization range for the Russell Midcap Growth Index fluctuates, it was  $671 million to  $25 billion as of March 31, 2011. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.
  Loomis Sayles – Small/Mid Core segment—Under normal circumstances, the Small/Mid Core segment of the Fund, also managed by Loomis Sayles, will invest primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalizations of those companies constituting the Russell 2500 Index. Although the market capitaliation range for the Russell 2500 Index fluctuates, it was  $19 million to  $11 billion as of March 31, 2011. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.
Subject to the allocation policy adopted by the Fund's Board of Trustees, Natixis Asset Management Advisors, L.P. ("Natixis Advisors") generally allocates capital invested in the Fund equally (i.e., 25%) among its four segments. Under the allocation policy, Natixis Advisors may also allocate capital away from or towards one or more segments from time to time and may reallocate capital among the segments. Each subadviser manages its segment (or segments, in the case of Loomis Sayles) of the Fund's assets in accordance with its distinct investment style and strategy.The Fund may also:
  Invest in securities offered in initial public offerings ("IPOs") and Rule 144A securities.
  Invest in convertible preferred stock and convertible debt securities.
  Invest in real estate investment trusts ("REITs").
  Invest in fixed-income securities, including U.S. government bonds and below-investment grade fixed income securities.
  Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.
  Invest in options and enter into futures, swap contracts and currency transactions.
  Invest in equity securities of Canadian issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.Derivatives Risk: Derivatives are subject to changes in the value of the underlying assets or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives such as options, futures, swap transactions and currency transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the inital margin required to initiate derivative positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Although the Fund's subadvisers monitor the creditworthiness of the Fund's counterparties, there can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser's assessment of the prospects for a company's growth is wrong, or if the subadviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Below investment-grade fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of several broad measures of market performance. The Wilshire 4500 Index is an unmanaged index that measures the performance of U.S. small- and mid-cap stocks. The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equities market. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of several broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Third Quarter 2009, 17.80% Lowest Quarterly Return: Fourth Quarter 2008, -24.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Fund uses multiple subadvisers. The performance results shown above reflect results achieved by previous subadvisers using different investment strategies.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes.

Class ABC | Natixis U.S. Multi-Cap Equity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%
Class ABC | Natixis U.S. Multi-Cap Equity Fund | Wilshire 4500 Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	28.43%
Past 5 Years	rr_AverageAnnualReturnYear05	5.44%
Past 10 Years	rr_AverageAnnualReturnYear10	6.14%
Class ABC | Natixis U.S. Multi-Cap Equity Fund | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.64%
Past 5 Years	rr_AverageAnnualReturnYear05	5.74%
Past 10 Years	rr_AverageAnnualReturnYear10	7.16%

[1]	The Fund's fee waiver and/or expense reimbursement and total annual fund operating expenses after fee waiver and/or reimbursement have been restated to reflect current expense cap arrangements.
[2]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses,organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[3]	The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of June 1, 2011, as if such reduction had been in effect during the fiscal year ended December 31, 2010. The information has been restated to better reflect anticipated expenses of the Fund.

Class ABC | Vaughan Nelson Small Cap Value Fund
Vaughan Nelson Small Cap Value Fund
Investment Goal
The Fund seeks capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees(fees paid directly from your investment)
Shareholder Fees - Class ABC Vaughan Nelson Small Cap Value Fund	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none	5.00%	1.00%
Redemption fees	none	none	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class ABC Vaughan Nelson Small Cap Value Fund		Class A	Class B	Class C
Management fees		0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees		0.25%	1.00%	1.00%
Other expenses		0.26%	0.26%	0.26%
Acquired fund fees and expenses		0.02%	0.02%	0.02%
Total annual fund operating expenses		1.43%	2.18%	2.18%
Fee waiver and/or expense reimbursement	[1]	none	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.43%	2.18%	2.18%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45%, 2.20% and 2.20% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45%, 2.20% and 2.20% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed
Expense Example - Class ABC Vaughan Nelson Small Cap Value Fund (USD $)	Class A	Class B	Class C
1 year	712	721	321
3 years	1,001	982	682
5 years	1,312	1,369	1,169
10 years	2,190	2,323	2,513

If shares are not redeemed
Expense Example, No Redemption - Class ABC Vaughan Nelson Small Cap Value Fund (USD $)	Class B	Class C
1 year	221	221
3 years	682	682
5 years	1,169	1,169
10 years	2,323	2,513

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of "small-cap companies." Currently, the Fund defines a small-cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is  $3.5 billion or less. While the market capitalization range for the Russell 2000 Value Index fluctuates, at March 31, 2011, it was  $8 million to  $5 billion. The Fund may, however, invest in companies with large capitalizations. Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in small-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies earning a positive economic margin with stable-to-improving returns.
  Companies valued at a discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least  $100 million.
  Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities consisting of quality companies in the opinion of Vaughan Nelson.
  Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower quality debt securities.
  Invest in foreign securities, including those of emerging markets.
  Invest in real estate investment trusts ("REITs").
  Invest in securities offered in initial public offerings ("IPOs").

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Small-Cap Companies Risk: Small-cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of larger companies. Stocks of small-cap companies may therefore be more vulnerable to adverse developments than those of larger companies.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Total Returns for Class A Shares

Highest Quarterly Return: Second Quarter 2003, 25.38%
Lowest Quarterly Return: Third Quarter 2001, -26.44%

Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class ABC Vaughan Nelson Small Cap Value Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class A	16.57%	8.08%	4.68%
Class A Return After Taxes on Distributions	11.77%	7.16%	4.23%
Class A Return After Taxes on Distributions & Sales of Fund Shares	13.25%	6.68%	3.93%
Class B	17.87%	8.27%	4.52%
Class C	21.80%	8.56%	4.52%
Russell 2000 Value Index	24.50%	3.52%	8.42%

Prior to March 1, 2004, the Fund had multiple subadvisers. The performance results shown above for the periods prior to March 1, 2004 reflect results achieved by the previous subadvisers using different investment strategies.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class ABC | Vaughan Nelson Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.43%
1 year	rr_ExpenseExampleYear01	712
3 years	rr_ExpenseExampleYear03	1,001
5 years	rr_ExpenseExampleYear05	1,312
10 years	rr_ExpenseExampleYear10	2,190
Annual Return 2001	rr_AnnualReturn2001	(12.05%)
Annual Return 2002	rr_AnnualReturn2002	(30.78%)
Annual Return 2003	rr_AnnualReturn2003	38.71%
Annual Return 2004	rr_AnnualReturn2004	15.28%
Annual Return 2005	rr_AnnualReturn2005	10.08%
Annual Return 2006	rr_AnnualReturn2006	18.09%
Annual Return 2007	rr_AnnualReturn2007	5.84%
Annual Return 2008	rr_AnnualReturn2008	(21.11%)
Annual Return 2009	rr_AnnualReturn2009	28.30%
Annual Return 2010	rr_AnnualReturn2010	23.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.44%)
Past 1 Year	rr_AverageAnnualReturnYear01	16.57%
Past 5 Years	rr_AverageAnnualReturnYear05	8.08%
Past 10 Years	rr_AverageAnnualReturnYear10	4.68%
Class ABC | Vaughan Nelson Small Cap Value Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.77%
Past 5 Years	rr_AverageAnnualReturnYear05	7.16%
Past 10 Years	rr_AverageAnnualReturnYear10	4.23%
Class ABC | Vaughan Nelson Small Cap Value Fund | Class A | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.25%
Past 5 Years	rr_AverageAnnualReturnYear05	6.68%
Past 10 Years	rr_AverageAnnualReturnYear10	3.93%
Class ABC | Vaughan Nelson Small Cap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.18%
1 year	rr_ExpenseExampleYear01	721
3 years	rr_ExpenseExampleYear03	982
5 years	rr_ExpenseExampleYear05	1,369
10 years	rr_ExpenseExampleYear10	2,323
1 year	rr_ExpenseExampleNoRedemptionYear01	221
3 years	rr_ExpenseExampleNoRedemptionYear03	682
5 years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 years	rr_ExpenseExampleNoRedemptionYear10	2,323
Past 1 Year	rr_AverageAnnualReturnYear01	17.87%
Past 5 Years	rr_AverageAnnualReturnYear05	8.27%
Past 10 Years	rr_AverageAnnualReturnYear10	4.52%
Class ABC | Vaughan Nelson Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.18%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.18%
1 year	rr_ExpenseExampleYear01	321
3 years	rr_ExpenseExampleYear03	682
5 years	rr_ExpenseExampleYear05	1,169
10 years	rr_ExpenseExampleYear10	2,513
1 year	rr_ExpenseExampleNoRedemptionYear01	221
3 years	rr_ExpenseExampleNoRedemptionYear03	682
5 years	rr_ExpenseExampleNoRedemptionYear05	1,169
10 years	rr_ExpenseExampleNoRedemptionYear10	2,513
Past 1 Year	rr_AverageAnnualReturnYear01	21.80%
Past 5 Years	rr_AverageAnnualReturnYear05	8.56%
Past 10 Years	rr_AverageAnnualReturnYear10	4.52%
Class ABC | Vaughan Nelson Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vaughan Nelson Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 90 of the Prospectus and on page 121 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of "small-cap companies." Currently, the Fund defines a small-cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is  $3.5 billion or less. While the market capitalization range for the Russell 2000 Value Index fluctuates, at March 31, 2011, it was  $8 million to  $5 billion. The Fund may, however, invest in companies with large capitalizations. Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in small-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies earning a positive economic margin with stable-to-improving returns.
  Companies valued at a discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least  $100 million.
  Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities consisting of quality companies in the opinion of Vaughan Nelson.
  Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower quality debt securities.
  Invest in foreign securities, including those of emerging markets.
  Invest in real estate investment trusts ("REITs").
  Invest in securities offered in initial public offerings ("IPOs").

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of "small-cap companies." Currently, the Fund defines a small-cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is $3.5 billion or less. While the market capitalization range for the Russell 2000 Value Index fluctuates, at March 31, 2011, it was $8 million to $5 billion. The Fund may, however, invest in companies with large capitalizations
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets. Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions. REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Small-Cap Companies Risk: Small-cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of larger companies. Stocks of small-cap companies may therefore be more vulnerable to adverse developments than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Class A Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: Second Quarter 2003, 25.38%
Lowest Quarterly Return: Third Quarter 2001, -26.44%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Class B total returns in the table below do not reflect the automatic conversion of Class B shares to Class A shares after eight years.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Prior to March 1, 2004, the Fund had multiple subadvisers. The performance results shown above for the periods prior to March 1, 2004 reflect results achieved by the previous subadvisers using different investment strategies.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance returns reflect no deduction for fees, expenses or taxes.

Class ABC | Vaughan Nelson Small Cap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.50%
Past 5 Years	rr_AverageAnnualReturnYear05	3.52%
Past 10 Years	rr_AverageAnnualReturnYear10	8.42%

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.45%, 2.20% and 2.20% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.45%, 2.20% and 2.20% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class Y Shares | Absolute Asia Dynamic Equity Fund
Absolute Asia Dynamic Equity Fund
Investment Goal
The Fund seeks to maximize total return.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares Absolute Asia Dynamic Equity Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares Absolute Asia Dynamic Equity Fund Class Y
Management fees		1.00%
Other expenses (restated to reflect current expenses)		5.43%
Total annual fund operating expenses		6.43%
Fee waiver and/or expense reimbursement	[1]	4.93%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.50%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.50% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares Absolute Asia Dynamic Equity Fund Class Y
1 year	153
3 years	1,465
5 years	2,739
10 years	5,770

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Investments, Risks and Performance Principal Investment Strategies
Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of issuers domiciled or principally operating throughout Asia (excluding Japan). The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.The Fund expects to invest in a stock portfolio, which normally will consist of equity securities of approximately 30 to 40 issuers domiciled or principally operating in countries in Asia, which may include, among others, Australia, China, Hong Kong, India, Indonesia, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Taiwan, Thailand and Vietnam. Depending on the fund's size, the Fund may invest in more or less than the aforementioned number of issuers. The Fund may invest in companies with any market capitalization although, at times, it may focus its investments in small-capitalization companies. Currently, the Fund defines a small-capitalization company as one whose market capitalization at the time of purchase is  $1 billion or less. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts ("REITs") and/or real estate-related securities, and other equity-like interests in an issuer.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, REITs or other trusts and other similar securities. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.Real Estate Risk: Investments in the real estate industry, including REITs, are particularly senitive to economic downturns, sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies. Special Considerations Regarding Asia: The Asian countries in which the Fund may invest include countries in all stages of economic development. Many Asian economies are characterized by overextension of credit; frequent currency fluctuations, devaluations and restrictions; rising unemployment; rapid fluctuation in, among other things, inflation; reliance on exports; and less efficient markets. Currency devaluations in any one country in the region may have a significant effect on currencies and economies throughout the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Recently, the securities markets of many Asian countries have suffered significant downturns as well as significant volatility. Social, political and economic conditions in one Asian country could significantly affect the markets or economy of the entire region. Similarly, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in other Asian countries.

Risk/Return Bar Chart and Table
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | Absolute Asia Dynamic Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Other expenses (restated to reflect current expenses)	rr_OtherExpensesOverAssets	5.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	6.43%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	4.93%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	1,465
5 years	rr_ExpenseExampleYear05	2,739
10 years	rr_ExpenseExampleYear10	5,770
Class Y Shares | Absolute Asia Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Absolute Asia Dynamic Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of issuers domiciled or principally operating throughout Asia (excluding Japan). The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund.The Fund expects to invest in a stock portfolio, which normally will consist of equity securities of approximately 30 to 40 issuers domiciled or principally operating in countries in Asia, which may include, among others, Australia, China, Hong Kong, India, Indonesia, Korea, Malaysia, New Zealand, Pakistan, Philippines, Singapore, Taiwan, Thailand and Vietnam. Depending on the fund's size, the Fund may invest in more or less than the aforementioned number of issuers. The Fund may invest in companies with any market capitalization although, at times, it may focus its investments in small-capitalization companies. Currently, the Fund defines a small-capitalization company as one whose market capitalization at the time of purchase is  $1 billion or less. Equity securities purchased by the Fund may include common stocks, preferred stocks, depositary receipts, warrants, securities convertible into common or preferred stocks, interests in real estate investment trusts ("REITs") and/or real estate-related securities, and other equity-like interests in an issuer.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of issuers domiciled or principally operating throughout Asia (excluding Japan). The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to the risks of unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Equity securities may take the form of stock in corporations, REITs or other trusts and other similar securities. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or time. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.Real Estate Risk: Investments in the real estate industry, including REITs, are particularly senitive to economic downturns, sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies. Special Considerations Regarding Asia: The Asian countries in which the Fund may invest include countries in all stages of economic development. Many Asian economies are characterized by overextension of credit; frequent currency fluctuations, devaluations and restrictions; rising unemployment; rapid fluctuation in, among other things, inflation; reliance on exports; and less efficient markets. Currency devaluations in any one country in the region may have a significant effect on currencies and economies throughout the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Recently, the securities markets of many Asian countries have suffered significant downturns as well as significant volatility. Social, political and economic conditions in one Asian country could significantly affect the markets or economy of the entire region. Similarly, increased political and social unrest in some Asian countries could cause further economic and market uncertainty in other Asian countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Compared with other mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Therefore, the Fund may have more risk because changes in the value of a single security or the impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not been in existence for a full calendar year, information related to the Fund's performance, including a bar chart showing annual returns, has not been included in this Prospectus.

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.50% of the Fund's average daily net assets for Class Y shares, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.50% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class Y Shares | CGM Advisor Targeted Equity Fund
CGM Advisor Targeted Equity Fund
Investment Goal
The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares CGM Advisor Targeted Equity Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class Y Shares CGM Advisor Targeted Equity Fund Class Y
Management fees	0.69%
Other expenses	0.22%
Total annual fund operating expenses	0.91%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares CGM Advisor Targeted Equity Fund Class Y
1 year	93
3 years	290
5 years	504
10 years	1,120

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 146% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments, including common stocks. The Fund will generally invest in a focused portfolio of common stocks of large-capitalization companies that the Fund's adviser, Capital Growth Management Limited Partnership ("CGM"), expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors, such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small-capitalization companies.
In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Well-established, with records of above-average growth
  Promise of maintaining their leadership positions in their respective industries
  Likely to benefit from internal revitalization or innovations, changes in consumer demand or basic economic forces
Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:
  It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.
  CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.
  CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.
  CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.
The Fund may also:
  Invest a significant portion of its assets in a single industry sector.
  Invest in foreign securities, including those in emerging markets.
  Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act").
  Invest in real estate investment trusts ("REITs").

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser's assessment of the prospects for a company's growth is wrong, or if the adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.Key Personnel Risk: If one or more key individuals become unavailable to the investment adviser, including the Fund's portfolio manager, who is important to the management of the Fund's assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Highest Quarterly Return: Fourth Quarter 2001, 17.87% Lowest Quarterly Return: Fourth Quarter 2008, -24.19%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class Y Shares CGM Advisor Targeted Equity Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class Y	17.39%	6.00%	4.15%
Class Y Return After Taxes on Distributions	17.26%	5.03%	3.65%
Class Y Return After Taxes on Distributions & Sales of Fund Shares	11.47%	4.81%	3.41%
S&P 500 Index	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | CGM Advisor Targeted Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.69%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	1,120
Annual Return 2001	rr_AnnualReturn2001	(15.86%)
Annual Return 2002	rr_AnnualReturn2002	(28.28%)
Annual Return 2003	rr_AnnualReturn2003	43.34%
Annual Return 2004	rr_AnnualReturn2004	14.37%
Annual Return 2005	rr_AnnualReturn2005	13.41%
Annual Return 2006	rr_AnnualReturn2006	8.99%
Annual Return 2007	rr_AnnualReturn2007	34.75%
Annual Return 2008	rr_AnnualReturn2008	(38.28%)
Annual Return 2009	rr_AnnualReturn2009	25.75%
Annual Return 2010	rr_AnnualReturn2010	17.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.19%)
Past 1 Year	rr_AverageAnnualReturnYear01	17.39%
Past 5 Years	rr_AverageAnnualReturnYear05	6.00%
Past 10 Years	rr_AverageAnnualReturnYear10	4.15%
Class Y Shares | CGM Advisor Targeted Equity Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.26%
Past 5 Years	rr_AverageAnnualReturnYear05	5.03%
Past 10 Years	rr_AverageAnnualReturnYear10	3.65%
Class Y Shares | CGM Advisor Targeted Equity Fund | Class Y | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.47%
Past 5 Years	rr_AverageAnnualReturnYear05	4.81%
Past 10 Years	rr_AverageAnnualReturnYear10	3.41%
Class Y Shares | CGM Advisor Targeted Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CGM Advisor Targeted Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 146% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	146.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments, including common stocks. The Fund will generally invest in a focused portfolio of common stocks of large-capitalization companies that the Fund's adviser, Capital Growth Management Limited Partnership ("CGM"), expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors, such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small-capitalization companies.
In general, CGM seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Well-established, with records of above-average growth
  Promise of maintaining their leadership positions in their respective industries
  Likely to benefit from internal revitalization or innovations, changes in consumer demand or basic economic forces
Rather than following a particular style, CGM employs a flexible approach and seeks to take advantage of opportunities as they arise. In making an investment decision, CGM generally employs the following methods:
  It uses a top-down approach, meaning that it analyzes the overall economic factors that may affect a potential investment.
  CGM then conducts a thorough analysis of certain industries and companies, evaluating the fundamentals of each on a case-by-case basis and focusing on companies that it determines are attractively valued.
  CGM's ultimate decision to purchase a security results from a thorough assessment of all of the information that CGM deems to be relevant at the time of investment.
  CGM will sell a stock if it determines that its investment expectations are not being met, if better opportunities are identified or if its price objective has been attained.
The Fund may also:
  Invest a significant portion of its assets in a single industry sector.
  Invest in foreign securities, including those in emerging markets.
  Invest in other investment companies, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act").
  Invest in real estate investment trusts ("REITs").

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity investments, including common stocks. The Fund will generally invest in a focused portfolio of common stocks of large-capitalization companies that the Fund's adviser, Capital Growth Management Limited Partnership ("CGM"), expects will grow at a faster rate than that of the overall United States economy. When CGM believes that market conditions warrant, however, CGM may select stocks based upon overall economic factors, such as the general economic outlook, the level and direction of interest rates and potential impact of inflation. The Fund will not invest in small-capitalization companies
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser's assessment of the prospects for a company's growth is wrong, or if the adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.Key Personnel Risk: If one or more key individuals become unavailable to the investment adviser, including the Fund's portfolio manager, who is important to the management of the Fund's assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: Fourth Quarter 2001, 17.87% Lowest Quarterly Return: Fourth Quarter 2008, -24.19%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes.

Class Y Shares | CGM Advisor Targeted Equity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%

Class Y Shares | Hansberger International Fund
Hansberger International Fund
Investment Goal
The Fund seeks long-term growth of capital.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares Hansberger International Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares Hansberger International Fund Class Y
Management fees		0.80%
Other expenses	[1]	0.63%
Total annual fund operating expenses		1.43%
[1]	Other expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles ("acquired fund fees and expenses") of less than 0.01% of the Fund's average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares Hansberger International Fund Class Y
1 year	146
3 years	452
5 years	782
10 years	1,713

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is an international mutual fund, which means that it seeks to invest a significant portion of its net assets in equity securities of companies located outside the United States. The Fund invests in small-, mid-, and large-capitalization companies and expects to invest its assets across developed and emerging markets in Eastern and Western Europe, Asia and the Americas.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest up to 35% of its assets in fixed-income securities, including government bonds as well as below investment-grade fixed-income securities (commonly known as "junk bonds").
Subject to the allocation policy adopted by the Board of Trustees, Natixis Asset Management Advisors, L.P. ("Natixis Advisors") generally allocates capital invested in the Fund equally between its two segments, which are managed by Hansberger Global Investors, Inc. ("Hansberger") as described below. Under the allocation policy, Natixis Advisors may also allocate capital away or towards a segment from time to time.Growth Segment: In managing this segment, Hansberger follows a flexible investment policy that allows it to select those investments it believes are best suited to achieve the Fund's investment objective over the long-term, using a disciplined, long-term approach to international investing. The growth segment will primarily invest in the equity securities of companies organized or headquartered outside of the United States. This segment will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. In general, Hansberger seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  High secular growth
  Superior profitability
  Medium to large capitalizations, although there are no limitations on the size of the companies in which the segment may invest
In making investment decisions, Hansberger generally employs the following methods:
  Securities are selected on the basis of fundamental company-by-company analysis.
  In choosing equity investments, Hansberger will typically focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings and cash flow potential.
  In addition, a company's valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.
  Hansberger seeks to control portfolio risk through top-down geographic and sector allocation.
Value Segment: In managing this segment, Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company's intrinsic value, based on its long-term potential. Hansberger's investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company's prospects by focusing on such factors as the quality of a company's management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company's future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks, economic and market conditions, the issuer's structural company and industry specific factors, changes in shareholder orientation (for example, a shift from treating all shareholders fairly to disadvantaging minority shareholders), and the company's management.Hansberger expects to invest in securities across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment's holdings may differ significantly from those of the typical international equity fund.Hansberger generally sells a security if its price target is met, the company's fundamentals change, or if the Fund is fully invested and a better investment opportunity arises.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser's assessment of the prospects for a company's growth is wrong, or if the subadviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.
Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.Price Volatility Risk: The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. These prices change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.Because the Fund did not have Class Y shares outstanding during the periods shown, the returns shown in the bar chart and average annual total returns table below are those of the Fund's Class A shares, which are not offered through this prospectus. Class Y shares would have had substantially similar returns because they were invested in the same portfolio of securities as Class A shares and would only differ to the extent the classes did not have the same expenses. The Class Y returns may be higher than the returns of Class A shares because Class A shares are subject to sales charges and higher expenses.

Highest Quarterly Return: Second Quarter 2009, 29.29%
Lowest Quarterly Return: Fourth Quarter 2008, -25.16%

MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The return information for the index includes both price performance and income from dividend payments, but does not include tax credits.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class Y Shares Hansberger International Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class A	2.43%	2.48%	4.66%
Class A Return After Taxes on Distributions	2.47%	1.37%	4.05%
Class A Return After Taxes on Distributions & Sales of Fund Shares	1.90%	2.00%	3.98%
MSCI EAFE Index	8.21%	2.94%	3.94%
MSCI ACWI ex USA	11.60%	5.29%	5.97%

Prior to March 1, 2004, the Fund had multiple subadvisers, including the current subadviser. The performance results shown above for the periods prior to March 1, 2004 reflect results achieved by the previous subadvisers using different investment strategies.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | Hansberger International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(8.98%)
Annual Return 2002	rr_AnnualReturn2002	(16.42%)
Annual Return 2003	rr_AnnualReturn2003	39.02%
Annual Return 2004	rr_AnnualReturn2004	13.60%
Annual Return 2005	rr_AnnualReturn2005	16.12%
Annual Return 2006	rr_AnnualReturn2006	24.08%
Annual Return 2007	rr_AnnualReturn2007	16.38%
Annual Return 2008	rr_AnnualReturn2008	(47.63%)
Annual Return 2009	rr_AnnualReturn2009	45.82%
Annual Return 2010	rr_AnnualReturn2010	8.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.16%)
Past 1 Year	rr_AverageAnnualReturnYear01	2.43%
Past 5 Years	rr_AverageAnnualReturnYear05	2.48%
Past 10 Years	rr_AverageAnnualReturnYear10	4.66%
Class Y Shares | Hansberger International Fund | Class A | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.47%
Past 5 Years	rr_AverageAnnualReturnYear05	1.37%
Past 10 Years	rr_AverageAnnualReturnYear10	4.05%
Class Y Shares | Hansberger International Fund | Class A | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	1.90%
Past 5 Years	rr_AverageAnnualReturnYear05	2.00%
Past 10 Years	rr_AverageAnnualReturnYear10	3.98%
Class Y Shares | Hansberger International Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Other expenses	rr_OtherExpensesOverAssets	0.63%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
1 year	rr_ExpenseExampleYear01	146
3 years	rr_ExpenseExampleYear03	452
5 years	rr_ExpenseExampleYear05	782
10 years	rr_ExpenseExampleYear10	1,713
Class Y Shares | Hansberger International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hansberger International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to attain its goal by investing substantially all of its assets in equity securities. The Fund is an international mutual fund, which means that it seeks to invest a significant portion of its net assets in equity securities of companies located outside the United States. The Fund invests in small-, mid-, and large-capitalization companies and expects to invest its assets across developed and emerging markets in Eastern and Western Europe, Asia and the Americas.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest up to 35% of its assets in fixed-income securities, including government bonds as well as below investment-grade fixed-income securities (commonly known as "junk bonds").
Subject to the allocation policy adopted by the Board of Trustees, Natixis Asset Management Advisors, L.P. ("Natixis Advisors") generally allocates capital invested in the Fund equally between its two segments, which are managed by Hansberger Global Investors, Inc. ("Hansberger") as described below. Under the allocation policy, Natixis Advisors may also allocate capital away or towards a segment from time to time.Growth Segment: In managing this segment, Hansberger follows a flexible investment policy that allows it to select those investments it believes are best suited to achieve the Fund's investment objective over the long-term, using a disciplined, long-term approach to international investing. The growth segment will primarily invest in the equity securities of companies organized or headquartered outside of the United States. This segment will invest in at least three different countries and generally expects to be invested in more than three countries, including countries considered to be emerging market countries. In general, Hansberger seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  High secular growth
  Superior profitability
  Medium to large capitalizations, although there are no limitations on the size of the companies in which the segment may invest
In making investment decisions, Hansberger generally employs the following methods:
  Securities are selected on the basis of fundamental company-by-company analysis.
  In choosing equity investments, Hansberger will typically focus on the market price of a company's securities relative to its evaluation of the company's long-term earnings and cash flow potential.
  In addition, a company's valuation measures, including but not limited to price-to-earnings ratio and price-to-book ratio, will customarily be considered.
  Hansberger seeks to control portfolio risk through top-down geographic and sector allocation.
Value Segment: In managing this segment, Hansberger employs an intensive fundamental approach to selecting stocks. Hansberger seeks to identify stocks with a market value that is believed to be less than a company's intrinsic value, based on its long-term potential. Hansberger's investment approach integrates extensive research (both internal and external), proprietary valuation screens, and fundamental analysis of stocks with a long-term investment perspective. This analysis involves evaluating a company's prospects by focusing on such factors as the quality of a company's management, the competitive position of a company within its industry, the financial strength of the company, the quality and growth potential of its earnings, and the outlook for the company's future based on these and other similar factors. Hansberger will also consider other factors in its analysis, including country and political risks, economic and market conditions, the issuer's structural company and industry specific factors, changes in shareholder orientation (for example, a shift from treating all shareholders fairly to disadvantaging minority shareholders), and the company's management.Hansberger expects to invest in securities across a broad spectrum of market capitalizations. In terms of both industry representation and capitalization, the segment's holdings may differ significantly from those of the typical international equity fund.Hansberger generally sells a security if its price target is met, the company's fundamentals change, or if the Fund is fully invested and a better investment opportunity arises.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser's assessment of the prospects for a company's growth is wrong, or if the subadviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock.
Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.Price Volatility Risk: The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. These prices change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of two broad measures of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.Because the Fund did not have Class Y shares outstanding during the periods shown, the returns shown in the bar chart and average annual total returns table below are those of the Fund's Class A shares, which are not offered through this prospectus. Class Y shares would have had substantially similar returns because they were invested in the same portfolio of securities as Class A shares and would only differ to the extent the classes did not have the same expenses. The Class Y returns may be higher than the returns of Class A shares because Class A shares are subject to sales charges and higher expenses.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: Second Quarter 2009, 29.29%
Lowest Quarterly Return: Fourth Quarter 2008, -25.16%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The return information for the index includes both price performance and income from dividend payments, but does not include tax credits.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Prior to March 1, 2004, the Fund had multiple subadvisers, including the current subadviser. The performance results shown above for the periods prior to March 1, 2004 reflect results achieved by the previous subadvisers using different investment strategies.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes.

Class Y Shares | Hansberger International Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	8.21%
Past 5 Years	rr_AverageAnnualReturnYear05	2.94%
Past 10 Years	rr_AverageAnnualReturnYear10	3.94%
Class Y Shares | Hansberger International Fund | MSCI ACWI ex USA
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.60%
Past 5 Years	rr_AverageAnnualReturnYear05	5.29%
Past 10 Years	rr_AverageAnnualReturnYear10	5.97%

[1]	Other expenses include expenses indirectly borne by the Fund through investments in certain pooled investment vehicles ("acquired fund fees and expenses") of less than 0.01% of the Fund's average daily net assets. The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Class Y Shares | Natixis U.S. Multi-Cap Equity Fund
Natixis U.S. Multi-Cap Equity Fund(formerly Natixis U.S. Diversified Portfolio)
Investment Goal
The Fund seeks long-term growth of capital.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares Natixis U.S. Multi-Cap Equity Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares Natixis U.S. Multi-Cap Equity Fund Class Y
Management fees	[1]	0.80%
Other expenses	[1]	0.34%
Acquired fund fees and expenses	[1]	0.04%
Total annual fund operating expenses	[1]	1.18%
Fee waiver and/or expense reimbursement	[1][2][3]	0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1][2]	1.09%
[1]	The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of June 1, 2011, as if such reduction had been in effect during the fiscal year ended December 31, 2010. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	The Fund's fee waiver and/or expense reimbursement and total annual fund operating expenses after fee waiver and/or reimbursement have been restated to reflect current expense cap arrangements.
[3]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.05% of the Fund's average daily net assets for Class Y shares exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares Natixis U.S. Multi-Cap Equity Fund Class Y
1 year	111
3 years	366
5 years	640
10 years	1,424

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund uses a multi-manager approach to equity investing which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments. The segments and their subadvisers are listed below.
  Harris Associates—Under normal circumstances, the segment of the Fund managed by Harris Associates L.P. ("Harris Associates") will invest primarily in the common stocks of large- and mid-capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates usually sells a security when the price approaches its estimated worth or if other more favorable opportunities arise and monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals.
  Loomis Sayles - Large Cap Growth segment—Under normal circumstances, the Large Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment focuses on stocks of large-capitalization companies, but the segment may invest in companies of any size. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.
  Loomis Sayles - Mid Cap Growth segment—Under normal circumstances, the Mid Cap Growth segment of the Fund, also managed by Loomis Sayles, will invest primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of companies included in the Russell Midcap Growth Index, an unmanaged index of mid-capitalization companies within the Russell 1000 Growth Index. Although the market capitalization range for the Russell Midcap Growth Index fluctuates, it was  $671 million to  $25 billion as of March 31, 2011. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.
  Loomis Sayles – Small/Mid Core segment—Under normal circumstances, the Small/Mid Core segment of the Fund, also managed by Loomis Sayles, will invest primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalizations of those companies constituting the Russell 2500 Index. Although the market capitaliation range for the Russell 2500 Index fluctuates, it was  $19 million to  $11 billion as of March 31, 2011. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.
Subject to the allocation policy adopted by the Fund's Board of Trustees, Natixis Asset Management Advisors, L.P. ("Natixis Advisors") generally allocates capital invested in the Fund equally (i.e., 25%) among its four segments. Under the allocation policy, Natixis Advisors may also allocate capital away from or towards one or more segments from time to time and may reallocate capital among the segments. Each subadviser manages its segment (or segments, in the case of Loomis Sayles) of the Fund's assets in accordance with its distinct investment style and strategy.The Fund may also:
  Invest in securities offered in initial public offerings ("IPOs") and Rule 144A securities.
  Invest in convertible preferred stock and convertible debt securities.
  Invest in real estate investment trusts ("REITs").
  Invest in fixed-income securities, including U.S. government bonds and below-investment grade fixed income securities.
  Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.
  Invest in options and enter into futures, swap contracts and currency transactions.
  Invest in equity securities of Canadian issuers.

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.Derivatives Risk: Derivatives are subject to changes in the value of the underlying assets or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives such as options, futures, swap transactions and currency transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the inital margin required to initiate derivative positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Although the Fund's subadvisers monitor the creditworthiness of the Fund's counterparties, there can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser's assessment of the prospects for a company's growth is wrong, or if the subadviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Below investment-grade fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

Risk/Return Bar Chart and Table
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of several broad measures of market performance. The Wilshire 4500 Index is an unmanaged index that measures the performance of U.S. small- and mid-cap stocks. The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equities market. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Highest Quarterly Return: Third Quarter 2009, 17.90%
Lowest Quarterly Return: Fourth Quarter 2008, -24.12%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class Y Shares Natixis U.S. Multi-Cap Equity Fund	Past 1 Year	Past 5 Years	Past 10 Years
Class Y	22.21%	5.51%	4.45%
Class Y Return After Taxes on Distributions	22.14%	5.41%	4.39%
Class Y Return After Taxes on Distributions & Sales of Fund Shares	14.52%	4.75%	3.88%
S&P 500 Index	15.06%	2.29%	1.41%
Wilshire 4500 Index	28.43%	5.44%	6.14%
S&P MidCap 400 Index	26.64%	5.74%	7.16%

The Fund uses multiple subadvisers. The performance results shown above reflect results achieved by previous subadvisers using different investment strategies.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | Natixis U.S. Multi-Cap Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.80%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.34%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[1],[2],[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.09%	[1],[2]
1 year	rr_ExpenseExampleYear01	111
3 years	rr_ExpenseExampleYear03	366
5 years	rr_ExpenseExampleYear05	640
10 years	rr_ExpenseExampleYear10	1,424
Annual Return 2001	rr_AnnualReturn2001	(8.95%)
Annual Return 2002	rr_AnnualReturn2002	(21.33%)
Annual Return 2003	rr_AnnualReturn2003	34.52%
Annual Return 2004	rr_AnnualReturn2004	13.52%
Annual Return 2005	rr_AnnualReturn2005	8.02%
Annual Return 2006	rr_AnnualReturn2006	14.20%
Annual Return 2007	rr_AnnualReturn2007	14.02%
Annual Return 2008	rr_AnnualReturn2008	(39.89%)
Annual Return 2009	rr_AnnualReturn2009	36.71%
Annual Return 2010	rr_AnnualReturn2010	22.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.12%)
Past 1 Year	rr_AverageAnnualReturnYear01	22.21%
Past 5 Years	rr_AverageAnnualReturnYear05	5.51%
Past 10 Years	rr_AverageAnnualReturnYear10	4.45%
Class Y Shares | Natixis U.S. Multi-Cap Equity Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	22.14%
Past 5 Years	rr_AverageAnnualReturnYear05	5.41%
Past 10 Years	rr_AverageAnnualReturnYear10	4.39%
Class Y Shares | Natixis U.S. Multi-Cap Equity Fund | Class Y | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.52%
Past 5 Years	rr_AverageAnnualReturnYear05	4.75%
Past 10 Years	rr_AverageAnnualReturnYear10	3.88%
Class Y Shares | Natixis U.S. Multi-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Natixis U.S. Multi-Cap Equity Fund(formerly Natixis U.S. Diversified Portfolio)
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Fund's fee waiver and/or expense reimbursement and total annual fund operating expenses after fee waiver and/or reimbursement have been restated to reflect current expense cap arrangements
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund ordinarily invests at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund uses a multi-manager approach to equity investing which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments. The segments and their subadvisers are listed below.
  Harris Associates—Under normal circumstances, the segment of the Fund managed by Harris Associates L.P. ("Harris Associates") will invest primarily in the common stocks of large- and mid-capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates usually sells a security when the price approaches its estimated worth or if other more favorable opportunities arise and monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals.
  Loomis Sayles - Large Cap Growth segment—Under normal circumstances, the Large Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment focuses on stocks of large-capitalization companies, but the segment may invest in companies of any size. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.
  Loomis Sayles - Mid Cap Growth segment—Under normal circumstances, the Mid Cap Growth segment of the Fund, also managed by Loomis Sayles, will invest primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of companies included in the Russell Midcap Growth Index, an unmanaged index of mid-capitalization companies within the Russell 1000 Growth Index. Although the market capitalization range for the Russell Midcap Growth Index fluctuates, it was  $671 million to  $25 billion as of March 31, 2011. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.
  Loomis Sayles – Small/Mid Core segment—Under normal circumstances, the Small/Mid Core segment of the Fund, also managed by Loomis Sayles, will invest primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalizations of those companies constituting the Russell 2500 Index. Although the market capitaliation range for the Russell 2500 Index fluctuates, it was  $19 million to  $11 billion as of March 31, 2011. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.
Subject to the allocation policy adopted by the Fund's Board of Trustees, Natixis Asset Management Advisors, L.P. ("Natixis Advisors") generally allocates capital invested in the Fund equally (i.e., 25%) among its four segments. Under the allocation policy, Natixis Advisors may also allocate capital away from or towards one or more segments from time to time and may reallocate capital among the segments. Each subadviser manages its segment (or segments, in the case of Loomis Sayles) of the Fund's assets in accordance with its distinct investment style and strategy.The Fund may also:
  Invest in securities offered in initial public offerings ("IPOs") and Rule 144A securities.
  Invest in convertible preferred stock and convertible debt securities.
  Invest in real estate investment trusts ("REITs").
  Invest in fixed-income securities, including U.S. government bonds and below-investment grade fixed income securities.
  Hold securities of foreign issuers traded over-the-counter or on foreign exchanges, including securities in emerging markets and related currency hedging transactions.
  Invest in options and enter into futures, swap contracts and currency transactions.
  Invest in equity securities of Canadian issuers.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.Derivatives Risk: Derivatives are subject to changes in the value of the underlying assets or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The Fund's use of derivatives such as options, futures, swap transactions and currency transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the inital margin required to initiate derivative positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Although the Fund's subadvisers monitor the creditworthiness of the Fund's counterparties, there can be no assurance that the Fund's derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Rule 144A securities may be less liquid than other equity securities. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser's assessment of the prospects for a company's growth is wrong, or if the subadviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Below investment-grade fixed-income securities (commonly known as "junk bonds") may be subject to these risks to a greater extent than other fixed-income securities. Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. Leverage Risk: This is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index or market movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-cap companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-cap companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of several broad measures of market performance. The Wilshire 4500 Index is an unmanaged index that measures the performance of U.S. small- and mid-cap stocks. The S&P MidCap 400 Index is an unmanaged index that measures the performance of the mid-cap segment of the U.S. equities market. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of several broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: Third Quarter 2009, 17.90%
Lowest Quarterly Return: Fourth Quarter 2008, -24.12%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The Fund uses multiple subadvisers. The performance results shown above reflect results achieved by previous subadvisers using different investment strategies.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes.

Class Y Shares | Natixis U.S. Multi-Cap Equity Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%
Class Y Shares | Natixis U.S. Multi-Cap Equity Fund | Wilshire 4500 Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	28.43%
Past 5 Years	rr_AverageAnnualReturnYear05	5.44%
Past 10 Years	rr_AverageAnnualReturnYear10	6.14%
Class Y Shares | Natixis U.S. Multi-Cap Equity Fund | S&P MidCap 400 Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.64%
Past 5 Years	rr_AverageAnnualReturnYear05	5.74%
Past 10 Years	rr_AverageAnnualReturnYear10	7.16%

[1]	The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of June 1, 2011, as if such reduction had been in effect during the fiscal year ended December 31, 2010. The information has been restated to better reflect anticipated expenses of the Fund.
[2]	The Fund's fee waiver and/or expense reimbursement and total annual fund operating expenses after fee waiver and/or reimbursement have been restated to reflect current expense cap arrangements.
[3]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.05% of the Fund's average daily net assets for Class Y shares exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Class Y Shares | Vaughan Nelson Small Cap Value Fund
Vaughan Nelson Small Cap Value Fund
Investment Goal
The Fund seeks capital appreciation.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees -	Class Y Shares Vaughan Nelson Small Cap Value Fund Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Redemption fees	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class Y Shares Vaughan Nelson Small Cap Value Fund Class Y
Management fees		0.90%
Other expenses		0.26%
Acquired fund fees and expenses		0.02%
Total annual fund operating expenses		1.18%
Fee waiver and/or expense reimbursement	[1]	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.18%
[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.20% of the Fund's average daily net assets for Class Y shares exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.20% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	Class Y Shares Vaughan Nelson Small Cap Value Fund Class Y
1 year	120
3 years	375
5 years	649
10 years	1,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Investments, Risks and PerformancePrincipal Investment Strategies
The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of "small-cap companies." Currently, the Fund defines a small-cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is  $3.5 billion or less. While the market capitalization range for the Russell 2000 Value Index fluctuates, at March 31, 2011, it was  $8 million to  $5 billion. The Fund may, however, invest in companies with large capitalizations. Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in small-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies earning a positive economic margin with stable-to-improving returns.
  Companies valued at a discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least  $100 million.
  Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities consisting of quality companies in the opinion of Vaughan Nelson.
  Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower quality debt securities.
  Invest in foreign securities, including those of emerging markets.
  Invest in real estate investment trusts ("REITs").
  Invest in securities offered in initial public offerings ("IPOs").

Principal Risks
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.
Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.Small-Cap Companies Risk: Small-cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of larger companies. Stocks of small-cap companies may therefore be more vulnerable to adverse developments than those of larger companies.

Risk/Return Bar Chart and Table
The bar chart and table shown below provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the one-year and life-of-class periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Highest Quarterly Return: Third Quarter 2009, 18.63%
Lowest Quarterly Return: Fourth Quarter 2008, -16.31%

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Class Y Shares Vaughan Nelson Small Cap Value Fund	Past 1 Year	Life of Class	Inception Date
Class Y	24.00%	9.36%	Aug 31, 2006
Class Y Return After Taxes on Distributions	18.95%	8.29%
Class Y Return After Taxes on Distributions & Sales of Fund Shares	18.21%	7.74%
Russell 2000 Value Index	24.50%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class Y Shares | Vaughan Nelson Small Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.90%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.18%
1 year	rr_ExpenseExampleYear01	120
3 years	rr_ExpenseExampleYear03	375
5 years	rr_ExpenseExampleYear05	649
10 years	rr_ExpenseExampleYear10	1,432
Annual Return 2007	rr_AnnualReturn2007	6.12%
Annual Return 2008	rr_AnnualReturn2008	(20.81%)
Annual Return 2009	rr_AnnualReturn2009	28.61%
Annual Return 2010	rr_AnnualReturn2010	24.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.31%)
Past 1 Year	rr_AverageAnnualReturnYear01	24.00%
Life of Class	rr_AverageAnnualReturnSinceInception	9.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2006
Class Y Shares | Vaughan Nelson Small Cap Value Fund | Class Y | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.95%
Life of Class	rr_AverageAnnualReturnSinceInception	8.29%
Class Y Shares | Vaughan Nelson Small Cap Value Fund | Class Y | Return After Taxes on Distributions & Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.21%
Life of Class	rr_AverageAnnualReturnSinceInception	7.74%
Class Y Shares | Vaughan Nelson Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Vaughan Nelson Small Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees & Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks and PerformancePrincipal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities, including common stocks and preferred stocks, of "small-cap companies." Currently, the Fund defines a small-cap company to be one whose market capitalization, at the time of purchase, either falls within the capitalization range of the Russell 2000 Value Index, an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values, or is  $3.5 billion or less. While the market capitalization range for the Russell 2000 Value Index fluctuates, at March 31, 2011, it was  $8 million to  $5 billion. The Fund may, however, invest in companies with large capitalizations. Vaughan Nelson Investment Management, L.P. ("Vaughan Nelson") invests in small-capitalization companies with a focus on absolute return. Vaughan Nelson uses a bottom-up value oriented investment process in constructing the Fund's portfolio. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies selected will have these attributes:
  Companies earning a positive economic margin with stable-to-improving returns.
  Companies valued at a discount to their asset value.
  Companies with an attractive and sustainable dividend level.
In selecting investments for the Fund, Vaughan Nelson generally employs the following strategies:
  Value-driven investment philosophy that selects stocks selling at a relatively low value based on discounted cash flow models. Vaughan Nelson selects companies that it believes are out of favor or misunderstood.
  Vaughan Nelson starts with an investment universe of 5,000 securities. Vaughan Nelson then uses value-driven screens to create a research universe of companies with market capitalizations of at least  $100 million.
  Vaughan Nelson uses fundamental analysis to construct a portfolio of 60 to 80 securities consisting of quality companies in the opinion of Vaughan Nelson.
  Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson's price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.
The Fund may also:
  Invest in convertible preferred stock and convertible debt securities.
  Invest up to 35% of its assets in fixed-income securities, including U.S. government bonds as well as lower quality debt securities.
  Invest in foreign securities, including those of emerging markets.
  Invest in real estate investment trusts ("REITs").
  Invest in securities offered in initial public offerings ("IPOs").

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.Emerging Markets Risk: Investing in emerging markets companies, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in companies in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Securities issued in IPOs tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds and preferred stock generally take precedence over the claims of those who own common stock. Fixed-Income Securities Risk: Fixed-income securities are subject to credit risk, interest rate risk and liquidity risk. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. You may lose money on your investment due to unpredictable drops in a security's value or periods of below-average performance in a given security or in the securities market as a whole. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.
Foreign Securities Risk: The Fund's investments in foreign securities are subject to foreign currency fluctuations. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks.Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.Market Risk: The market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.Small-Cap Companies Risk: Small-cap companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of larger companies. Stocks of small-cap companies may therefore be more vulnerable to adverse developments than those of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the one-year and life-of-class periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ga.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provides some indication of the risks of investing in the Fund by showing how the Fund's average annual returns for the one-year and life-of-class periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-225-5478
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ga.natixis.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarterly Return: Third Quarter 2009, 18.63%
Lowest Quarterly Return: Fourth Quarter 2008, -16.31%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance returns reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance returns reflect no deduction for fees, expenses or taxes.

Class Y Shares | Vaughan Nelson Small Cap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.50%
Life of Class	rr_AverageAnnualReturnSinceInception	8.42%

[1]	The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.20% of the Fund's average daily net assets for Class Y shares exclusive of brokerage expenses, interest expense, taxes, Acquired Fund Fees and Expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.20% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011